Issued Capital, Equity Compensation and Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of restricted shares is as follows:

Number of RSs (in 000's)
Balance, RSs September 30, 2015	-
Granted	873
Converted into common shares	(383)
Balance, RSs December 31, 2016	490
Granted	1,589
Converted into common shares	(521)
Forfeited	(8)
Balance, RSs December 31, 2017	1,550

Summary of Changes to Number of Deferred Share Units

During the year ended December 31, 2017 the Company granted 73 DSUs with the total estimated fair value of $336 to the Company’s directors in lieu of the directors’ fees payments.

Number of DSUs (in 000's)
Balance, DSUs September 30, 2015	-
Granted	9
Balance, DSUs December 31, 2016	9
Granted	73
Converted into common shares	(41)
Balance, DSUs December 31, 2017	41

Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model

The fair value of stock options granted are estimated on the dates of grants using the Black-Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

	April 4, 2017	April 4, 2017	May 16, 2017	Sep 14, 2017	Nov 27, 2017	Dec 22, 2017
Number of options granted (‘000’s)	835	200	100	1,860	60	30
Exercise price per share (CDN$)	$4.90	$4.90	$5.00	$8.05	$12.34	$11.07
Risk-free interest rate	0.7%	0.7%	0.7%	1.6%	1.6%	1.8%
Expected life	3	3	3	3	3	3
Annualized volatility	73%	73%	72%	69%	66%	73%
Dividend rate	-	-	-	-	-	-
Fair value per stock option granted (CDN$)	$2.10	$2.10	$2.35	$3.75	$5.52	$5.32
Total fair value of stock options granted (CDN$)	$1,754	$420	$235	$6,975	$331	$160

Summary of Stock Options Outstanding and Exercisable

Stock options outstanding and exercisable as at December 31, 2017 are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CDN$	Number Outstanding as at December 31, 2017 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CDN$	Number Exercisable as at December 31, 2017 (in 000's)	Weighted Average Exercise Price CDN$
$1.35 - $1.50	1,074	1.75	1.44	1,074	1.44
$1.70 - $1.90	327	1.57	1.81	327	1.81
$2.35 - $3.75	820	3.12	2.61	820	2.61
$4.80 - $5.00	1,172	4.19	4.88	624	4.87
$8.05 - $11.05	1,913	4.72	8.23	478	8.23
	5,306	3.56	4.85	3,323	3.39

Summary of Changes to Stock Options Outstanding

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CDN$)
Balance, outstanding September 30, 2015	3,466	2.15
Granted	1,873	2.30
Exercised	(1,602)	1.75
Expired	(290)	6.15
Forfeited	(23)	2.25
Balance, outstanding December 31, 2016	3,424	2.15
Granted	3,085	7.01
Exercised	(1,073)	2.22
Forfeited	(130)	5.20
Balance, outstanding December 31, 2017	5,306	4.85

Summary of Changes in Number of Share Purchase Warrants

A summary of the changes in the number of the Company’s share purchase warrants is as follows:

	Number of Warrants (in ‘000’s)	Weighted Average Exercise Price (CDN$)
Balance, September 30, 2015	3,555	4.05
Exercised	(407)	3.62
Expired	(1,282)	3.75
Balance, December 31, 2016	1,867	4.35
Exercised	(1,687)	4.32
Expired	(180)	4.49
Balance, December 31, 2017	-	-